Income Taxes - Expense for Income Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Current income tax expense	€ 556	€ 46	€ 61
Current income tax expense related to prior years	143
Deferred tax expense	10
Total tax expense (income)	€ 709	€ 46	€ 61